COMMITMENTS (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan guarantee commitment	$ 50,000
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease commitments	27,817
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease commitments	26,012
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease commitments	25,114
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease commitments	23,304
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease commitments	21,745
2027+
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease commitments	$ 121,300